Preferred Stock - Schedule of Preferred Stock Investments (Parenthetical) (Detail) $ in Millions	Mar. 31, 2020 USD ($)
Preferred Stock Investment | Jernigan Capital, Inc
Class Of Stock [Line Items]
Unamortized purchase premium	$ 0.4